UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of Registrant as Specified in Charter)
116 1st St. SW, Suite C
Minot, ND 58701
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-701-852-1264

SHANNON D. RADKE, PRESIDENT
116 1st St. SW, Suite C
Minot, ND 58701



Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Quarterly Schedule Of Portfolio Holdings.

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2006

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS 100.3%
General Obligations 8.2%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000               181,676
MT St Water Pollution Ctl  5.60%  07/15/20                                       100,000               106,733
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               265,392
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.00%  07/01/16                  80,000                81,214
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09                 105,000               107,008
Yellowstone & Carbon Cntys Elem Sch Dist (MBIA)  4.25%  07/01/24                 200,000               202,752
                                                                                                     ---------
                                                                                                       944,775
                                                                                                     ---------
Continuing Care Revenue Bonds  2.1%
MT Fac Fin Auth Rev Marias Med Ctr  3.80%  01/01/10                              175,000               175,269
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                33,479
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                39,438
                                                                                                     ---------
                                                                                                       248,186
                                                                                                     ---------
Electric Power Revenue Bonds 9.2%
Forsyth MT Poll Ctl Rev Ref Puget Sound Energy (AMBAC) 5.00% 03/01/31            190,000               201,687
Forsyth MT Poll Ctl Rev Northwestern Corp (AMBAC) 4.65% 08/01/23                 850,000               862,512
                                                                                                     ---------
                                                                                                     1,064,199
                                                                                                     ---------
Higher Education Revenue Bonds  13.9%
MT Brd Regents (MT St U) Hgher Ed Rev (AMBAC)  4.30%  11/15/19                   200,000               202,426
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       415,000               439,460
MT St Brd Regents (MSU) Rev Facs Imp E (AMBAC)  5.00%  11/15/21                   80,000                82,137
MT Brd Regents (U of M) Hghr Ed Rev Ser F 5.75%  05/15/24                         15,000                16,092
MT Brd Regents (U of M) Hghr Ed Rev  5.75%  5/15/24                              135,000               145,210
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375% 02/01/19                  75,000                78,338
Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                     140,000               148,232
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA)  5.375%  05/15/15                 75,000                80,813
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 370,000               413,619
                                                                                                     ---------
                                                                                                     1,606,327
                                                                                                     ---------
Hospital Revenue Bonds  20.4%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               150,568
MT Fac Fin Auth Rev Bozeman Deaconess  4.125%  06/01/18                          200,000               199,264
MT Fac Fin Auth Rev Providence Serv (MBIA)  4.60%  12/01/18                       80,000                81,990
MT Fac Fin Auth Rev Providence Serv (MBIA)  4.60%  12/01/18                       70,000                72,397
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          270,000               285,053
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          230,000               242,167
MT Fac Fin Auth Rev Providence Serv (MBIA)  4.80%  12/01/20                      105,000               108,689
MT Fac Fin Auth Rev Providence Serv (MBIA)  4.80%  12/01/20                       95,000                99,177
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18              200,000               207,316
MT Hlth Facs Auth Rev Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24          515,000               534,920
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               373,892
                                                                                                     ---------
                                                                                                     2,355,433
                                                                                                     ---------
Housing Revenue Bonds  14.9%
MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                              75,000                70,066
MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                  85,000                84,513
MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                  70,000                69,630
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 120,000               121,769
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                 110,000               111,199
MT St Brd Hsg Sngle Fam Mtg Ser B-2  5.55%  06/01/33                             175,000               177,191
MT St Brd Hsg Sngle Fam Prog Ser B  4.55%  12/01/11                              370,000               377,278
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  06/01/12                               250,000               252,905
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  12/01/12                               250,000               252,655
MT St Brd Hsg Sngle Fam Mtg Ser C2 4.85%  12/01/26                               200,000               202,610
                                                                                                     ---------
                                                                                                     1,719,816
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds  13.0%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               256,928
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               175,958
MT Fac Fin Auth Rev Childrens Home  4.55%  01/01/17                              250,000               258,475
MT St Hlth Fac Auth Hlth Care Rev State Hosp (AMBAC)  5.00%  06/01/22            500,000               521,390
MT Fac Fin Auth Boyd Andrew Cmnty (CIFG) 4.375% 10/01/20                         285,000               286,727
                                                                                                     ---------
                                                                                                     1,499,478
                                                                                                     ---------
Transportation Revenue Bonds  5.4%
MT St Dept Trans Rev Grant Antic Hwy 93 (MBIA) 5.00%  06/01/20                   100,000               106,060
MT St Dept Trans Rev Grant Antic Hwy 93 (MBIA) 4.00%  06/01/14                   250,000               252,998
Puerto Rico Hwy & Trans Auth Rev Ser G  (FGIC)  5.25%  07/01/20                  250,000               268,455
                                                                                                     ---------
                                                                                                       627,513
                                                                                                     ---------
Water Revenue Bonds 0.9%
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                    100,000               100,775
                                                                                                     ---------
                                                                                                       100,775
                                                                                                     ---------
Other Revenue Bonds 12.3%
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               110,719
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               110,502
Puerto Rico Childrens Trust Fund  Tob Settlement Rev  6.00%  07/01/26            195,000               211,641
Puerto Rico Comwlth Infra Fing Auth Ser A (AMBAC)  5.25%  07/01/10               100,000               103,764
Puerto Rico Mun Fin Agy Ser A (FSA)  5.25%  08/01/21                             200,000               213,186
MT Fac Fin Auth Prerelease Ctr Rev (XLCA) 5.25% 10/01/20                         300,000               327,255
Missoula MT Spl Impt Dists No 540 4.60% 07/01/24                                 100,000               100,670
Missoula MT Spl Impt Dists No 540 4.60% 07/01/25                                 105,000               105,835
Missoula Tax Increment Urban Renewal (RADIAN) 5.125% 07/01/26                    125,000               131,864
                                                                                                     ---------
                                                                                                     1,415,436
                                                                                                     ---------

Total Municipal Bonds (cost $11,372,442)                                                            11,581,938

SHORT-TERM INVESTMENTS  0.0%
Franklin Double Tax-Free Income Fund                                                                         0
                                                                                                   -----------
Total Short-Term Investments (cost:$0)                                                                       0
                                                                                                   -----------

TOTAL MARKET VALUE OF  SECURITIES OWNED 100.3%  (COST $11,372,442)                                  11,581,938

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (0.3%)                                                 (36,921)
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,145,244 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                   $11,545,017
                                                                                                   ===========

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2006

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  95.9%
General Obligations  19.5%
Bismarck ND Ref & Imp - Ser L  4.00%  06/01/07                                    75,000                74,681
Bismarck ND Ref & Imp - Ser P  2.90%  05/01/12                                   100,000                94,762
Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                               60,000                61,339
Fargo ND Ref & Impt Ser D (MBIA)  5.00%  05/01/28                                200,000               210,054
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                52,220
Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                         50,000                51,155
Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                               70,000                70,226
Puerto Rico Commonwealth (MBIA)  5.375%  07/01/25                                 50,000                50,754
Valley City ND     4.50% 06/01/24                                                 80,000                82,226
West Fargo ND Ref & Impt   4.10%   05/01/17                                      100,000               101,209
West Fargo ND Ref & Impt-Ser D   4.25%   05/01/20                                150,000               149,493
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                52,743

                                                                                                     ---------
                                                                                                     1,152,370
                                                                                                     ---------
Building Authority Revenue Bonds  7.8%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                52,426
Grand Forks Cnty Bldg Auth Rev   5.00%   12/01/20                                200,000               209,036
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                51,727
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                           50,000                52,271
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                95,400
                                                                                                     ---------
                                                                                                       460,860
                                                                                                     ---------
Education Revenue Bonds  7.6%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                52,033
Minot Pub School District No 1 Bldg Auth  4.80%  05/01/23                        290,000               299,930
West Fargo Pub School District Bldg Auth  4.20%  05/01/17                        100,000               100,968
                                                                                                     ---------
                                                                                                       452,931
                                                                                                     ---------
Higher Education Revenue Bonds  17.2%
ND St Brd Hghr Ed Student Svcs Facs MSU   5.00%   08/01/18                       175,000               176,668
ND St Brd Hghr Ed Student Svcs Facs MSU   5.50%   08/01/23                       125,000               129,377
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FGIC)  4.375%  04/01/26               100,000                99,566
ND St Brd Hgher Ed Rev Hsg & Aux Facs NDSU (FGIC)  4.00%  04/01/15               150,000               151,735
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000               101,143
ND St Brd Hgher Ed Rev Hsg & Aux Facs NDSU (AMBAC)  4.25%  04/01/23              100,000                99,831
ND St Brd Hghr Ed Rev HSG & Aux  5.00%  04/01/21                                 150,000               158,102
NDSU Rev Ser 2006A 4.75% 04/01/29                                                 75,000                76,797
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375%  02/01/19                 25,000                26,113
                                                                                                     ---------
                                                                                                     1,019,332
                                                                                                     ---------
Hospital Revenue Bonds  6.2%
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA)  5.375%  06/01/27                   100,000               102,893
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                68,796
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                46,876
Fargo ND Hlth Sys Rev Meritcare Obl 5.125% 06/01/27                               75,000                79,052
Grand Forks ND Hlth Care Altru Hlth Obl Group (MBIA)  5.60%  08/15/17             20,000                20,561
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,881
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                25,617
                                                                                                     ---------
                                                                                                       365,676
                                                                                                     ---------
Housing Revenue Bonds  13.2%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                25,478
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               153,413
ND St Hsg Fin Agy Rev Hsg Fin Pg 4.60% 01/01/15                                  160,000               162,792
ND St Hsg Fin Agy Rev Hsg Fin-Home 4.45% 07/01/16                                200,000               200,170
ND St Hsg Fin Ady Rev Hsg Fin Pg Home Mtg A 5.80% 07/01/10                        55,000                55,962
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg 5.70% A 07/01/09                        50,000                50,852
ND St Hsg Fin Agy Rev Hsg Fin-Home Mtg A 6.10% 07/01/28                            5,000                 5,009
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 5,001
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.25% 07/01/18                        50,000                49,918
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.55% 07/01/22                        75,000                75,085

                                                                                                     ---------
                                                                                                       783,677
                                                                                                     ---------
Transportation Revenue Bonds  2.7%
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                150,000               159,999
                                                                                                     ---------
                                                                                                       159,999
                                                                                                     ---------
Water Revenue Bonds  6.1%
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10           50,000                53,369
South Central Reg Water Dist Burleigh Cnty Rev  5.00%  10/01/23                  150,000               154,943
Minot ND Wtr & Swr Util Resv Rev Ser A 4.20% 10/01/21                             50,000                49,711
ND St Water Comm Rev Water Dev and Mgmt Prog 5.0% 08/01/25                       100,000               106,067
                                                                                                     ---------
                                                                                                       364,090
                                                                                                     ---------
Other Revenue Bonds  15.6%
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10                    50,000                51,487
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.00%  09/01/17                   145,000               152,420
ND St.Muni Bond Bank St. Revolv Fd Prog Ser A 4.625% 10/01/19                    100,000               103,276
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                26,550
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18                 50,000                52,142
Puerto Rico Childrens Trust Fund Settlement Rev  6.00%  07/01/26                  15,000                16,280
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               161,646
ND Pub Fin Auth Cap Fin Prog Ser A  5.00%  6/01/31                               100,000               102,969
ND Pub Fin Auth Indl Dev Prog Ser A 5.00%  6/01/20                               150,000               154,383
Willams Cnty ND Sales Tax Rev 5.00% 11/01/21                                     100,000               102,721
                                                                                                     ---------
                                                                                                       923,874
                                                                                                     ---------

Total Municipal Bonds (cost $5,572,115)                                                              5,682,809

SHORT-TERM INVESTMENTS  3.0%
Federated Municipal Obligations Fund #852                                         175,000              175,000
                                                                                                     ---------
Total Short Term Investment (cost: $175,000)                                                           175,000
                                                                                                     ---------

TOTAL MARKET VALUE OF SECURITIES OWNED  98.9% (COST $5,747,115)                                      5,857,809

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (1.1)%                                                 64,480
                                                                                                    ----------

NET ASSETS APPLICABLE TO 578,970.171 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                 $5,922,289
                                                                                                    ==========

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2006

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  89.2%



Auto Parts  1.9%
Johnson Controls                                                  1,100                 78,914
                                                                                      --------
                                                                                        78,914
                                                                                      --------
Banks/Financial Services  20.3%
Wachovia                                                         1,500                  83,700
BB&T                                                               800                  35,024
Bank of America                                                  2,600                 139,282
Citigroup                                                        2,800                 139,076
Merrill Lynch                                                      800                  62,576
Morgan Stanley                                                   1,100                  80,201
National City                                                    2,100                  76,860
U.S. Bancorp                                                     2,400                  79,728
Washington Mutual                                                1,400                  60,858
Sun Trust Banks                                                  1,100                  85,008
                                                                                      --------
                                                                                       842,313
                                                                                      --------
Basic Materials  0.4 %
Freeport-McMoran Copper & Gold                                     300                  15,978
                                                                                      --------
                                                                                        15,978
                                                                                      --------

Chemical  2.0%
Bunge Limited                                                    1,400                  81,130
                                                                                      --------
                                                                                        81,130
                                                                                      --------
Computer/Communications Related  4.3%
Microsoft                                                        1,300                  35,555
Intel                                                            2,900                  59,653
Hewlett-Packard                                                  2,300                  84,387
                                                                                      --------
                                                                                       179,595
                                                                                      --------

Discount/Variety Stores  1.9%
Wal-Mart                                                          1600                  78,912
                                                                                      --------
                                                                                        78,912
                                                                                      --------
Drug  4.9%
Merck                                                            2,900                 121,510
Pfizer						        2,900		  82,244
                                                                                      --------
                                                                                       203,754
                                                                                      --------
Drug Distribution  1.9%
Amerisource Bergen                                                1,000                 45,200
CVS Corp.                                                         1,100                 35,332
                                                                                      --------
                                                                                        80,532
                                                                                      --------
Energy  11.9%
Anadarko Petroleum                                               1,200                  52,596
Apache                                                             800                  50,560
BP Amoco                                                         1,000                  65,580
ChevronTexaco                                                    1,600                 103,776
ConocoPhillips                                                   1,800                 107,154
Exxon Mobil                                                      1,700                 114,070
                                                                                      --------
                                                                                       493,736
                                                                                      --------
Entertainment 2.1%
Disney                                                           2,800                  86,548
                                                                                      --------
                                                                                        86,548
                                                                                      --------
Food 1.9%
Dean Foods                                                       1,900                  79,838
                                                                                      --------
                                                                                        79,838
                                                                                      --------
Household Products  3.0%
Kimberly-Clark                                                   1,900                 124,184
                                                                                      --------
                                                                                       124,184
                                                                                      --------
Industrial Products  1.7%
Ingersoll-Rand                                                   1,900                  72,162
                                                                                      --------
                                                                                        72,162
                                                                                      --------
Insurance  6.0%
American International Group                                     1,400                  92,764
Hartford Financial Services Group                                1,100                  95,425
Marsh & McLennan                                                 2,200                  61,930
                                                                                      --------
                                                                                       250,119
                                                                                      --------
Medical Services / Supplies  2.4%
Health Management Associates                                     2,300                  48,070
Triad Hospital                                                   1,200                  52,836
                                                                                      --------
                                                                                       100,906
                                                                                      --------
Metals  3.1%
ALCOA                                                            2,500                  70,100
Rio Tinto Plc ADR                                                  300                  56,889
                                                                                      --------
                                                                                       126,989
                                                                                      --------
Multi-Industry  4.5%
Honeywell                                                        1,900                  77,710
ITT Industries                                                   2,100                 107,667
                                                                                      --------
                                                                                       185,377
                                                                                      --------
Packaging  1.0%
Sealed Air                                                         800                  43,296
                                                                                      --------
                                                                                        43,296
                                                                                      --------
Retail  1.3%
BJ's Wholesale                                                   2,000                  58,360
                                                                                      --------
                                                                                        58,360
                                                                                      --------

Telecommunications  3.3%
Nokia                                                            3,000                  59,070
Verizon Communications                                           2,200                  81,686
                                                                                      --------
                                                                                       140,756
                                                                                      --------
Transportation  2.8%
Canadian Pacific                                                   700                  34,818
CSX                                                              1,300                  42,679
Union Pacific                                                      500                  44,000
                                                                                      --------
                                                                                       121,497
                                                                                      --------
Utilities  6.0%
Public Service Enterprise Group                                  1,100                  67,309
American Electric Power                                          2,700                  98,199
Dominion Resources                                               1,100                  84,139
                                                                                      --------
                                                                                       249,647
                                                                                      --------

Total Common Stocks (Cost $2,888,046)                                                3,694,543

SHORT-TERM INVESTMENTS 9.5%
Federated Prime Value Obligations #853                         199,000                 199,000
First Western Bank Collective Asset                             42,000                  42,000
Fed Treasury Cash Reserve #125                                 197,000                 197,000
                                                                                    ----------
Total Short-Term Investments (cost: $438,000)                                          438,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED  100% (COST $2,876,124)                       4,132,543

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (0.3)%                                 11,482
                                                                                    ----------
NET ASSETS APPLICABLE TO 328,758 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $4,144,025
                                                                                    ==========

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2006

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  91.5%

Air Services  1.5%
Bristow Group                                                    1,400                  48,160
                                                                                      --------
                                                                                        48,160
                                                                                      --------
Apparel  1.4%
Stage Stores                                                     1,500                  44,010
                                                                                      --------
                                                                                        44,010


Auto Related  1.1%
Borg Warner                                                        600                  34,302
                                                                                      --------
                                                                                        34,302
                                                                                      --------
Basic Materials  5.0%
Albany International                                             2,300                  73,186
Lone Star Technologies                                             800                  38,704
N S Group                                                          750                  48,413
                                                                                      --------
                                                                                       160,303
                                                                                      --------
Chemical  3.0%
RPM                                                              5,100                  96,849
                                                                                      --------
                                                                                        96,849
                                                                                      --------
Construction/Engineering  0.9%
Granite Construction                                               600                  32,010
                                                                                      --------
                                                                                        32,010
                                                                                      --------
Consumer Goods  0.8%
Chiquita Brands                                                   1,900                 25,422
                                                                                      --------
                                                                                        25,422
                                                                                      --------

Drug Manufacturer  1.1%
Chattem                                                          1,000                  35,120
                                                                                      --------
                                                                                        35,120
                                                                                      --------
Drug Related  1.7%
Prestige Brands Holdings                                         4,900                  54,586
                                                                                      --------
                                                                                        54,586
                                                                                      --------
Electrical Equipment  3.2%
Belden CDT                                                       2,700                 103,221
                                                                                      --------
                                                                                       103,221
                                                                                      --------
Electronics  4.5%
Bel Fuse Cl. B                                                   1,800                  57,762
Technitrol                                                       2,950                  88,057
                                                                                      --------
                                                                                       145,819
                                                                                      --------
Energy  12.3%
Maverick Tube                                                    1,000                  64,830
Pioneer Drilling                                                 1,800                  23,112
Grey Wolf Inc.                                                   7,900                  52,772
Cimarex Energy                                                   1,200                  42,228
Newfield Exploration                                             1,200                  46,248
Piedmont Natural Gas                                             3,500                  88,585
Questar                                                            800                  65,416
Helix Energy Solutions                                             436                  14,562
                                                                                      --------
                                                                                       397,753
                                                                                      --------
Financial 11.4%
Boston Private Financial Holdings                                1,100                  30,668
First Midwest Bancorp                                            1,300                  49,257
Hanmi Financial                                                  2,500                  49,000
Highland Hospitality                                             2,400                  34,392
Provident Bank Shares                                            1,200                  44,460
Strategic Hotels & Resorts                                       1,500                  29,820
Sunstone Hotel Investors                                         1,600                  47,552
UCBH Holdings					        1,800                  31,428
Umpqua Holdings                                                  1,800                  51,480
                                                                                      --------
                                                                                       368,057
                                                                                      --------

Food Processing  1.0%
Performance Food Group                                           1,200                  33,708
                                                                                      --------
                                                                                        33,708
                                                                                      --------
Household Products  2.4%
Church & Dwight                                                  2,050                  80,175
                                                                                      --------
                                                                                        80,175
                                                                                      --------
Industrial Products  7.0%
AO Smith                                                         1,550                  61,116
CLARCOR                                                          1,600                  48,784
Teleflex                                                         1,200                  66,768
K&F Industries Holdings                                          2,700                  50,706
                                                                                      --------
                                                                                       227,374
                                                                                      --------
Insurance  4.1%
IPC Holdings                                                     1,500                  45,630
Protective Life                                                  1,900                  86,925
                                                                                      --------
                                                                                       132,555
                                                                                      --------
Medical Services/Supplies  9.6%
Conmed                                                           2,500                  52,775
Owens & Minor                                                    2,600                  85,514
Polymedica                                                       1,400                  59,934
West Pharm. Services                                             1,500                  58,905
Senior Housing Properties Trust                                  2,500                  53,350
                                                                                      --------
                                                                                       310,478
                                                                                      --------
Packaging  4.9%
Aptar Group                                                      1,900                  96,672
Tupperware                                                       3,100                  60,326
                                                                                      --------
                                                                                       156,998
                                                                                      --------

Restaurant  2.1%
Applebee's International                                         1,900                  40,869
CBRL Group                                                         700                  28,301
                                                                                      --------
                                                                                        69,170
                                                                                      --------
Retail  4.3%
BJ's Wholesale                                                   2,300                  67,114
Claire's Stores                                                  2,500                  72,900
                                                                                      --------
                                                                                       140,014
                                                                                      --------
Shipping  1.2%
OMI Corp.                                                        1,800                  39,078
                                                                                      --------
                                                                                        39,078
                                                                                      --------
Technology  1.9%
ON Semiconductor                                                 10,400                 61,152
                                                                                      --------
                                                                                        61,152
                                                                                      --------
Toy  1.7%
RC2 Corp.                                                        1,600                  53,664
                                                                                      --------
                                                                                        53,664
                                                                                      --------
Transportation  3.4%
Arkansas Best                                                    1,400                  60,242
Yellow Roadway                                                   1,300                  48,153
                                                                                      --------
                                                                                       108,394
                                                                                      --------

Total Common Stocks (Cost $2,460,659)                                                2,958,373

SHORT-TERM INVESTMENTS  8.1%
Federated Prime Value Obligations Fund #853                    150,000                 150,000
Federated Treasury Cash Reserves #125                          112,000                 112,000
                                                                                    ----------
Total Short-Term Investments (Cost $262,000)                                           262,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 99.6% COST ($2,036,006)                       3,220,373

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.4%                                   11,358
                                                                                    ----------

NET ASSETS APPLICABLE TO 209,816 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $3,231,731
                                                                                    ==========

Item 2. Controls and Procedures

(a) 	The Principal Executive and Financial Officers concluded that the registrants Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.


	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VIKING MUTUAL FUNDS

By: /s/ Shannon D. Radke
- --------------------------------
Shannon D. Radke
Principal Executive Officer

Date: November 28, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
- -------------------------------
Shannon D. Radke
Principal Executive Officer

Date: November 28, 2006


By: /s/ Shannon D. Radke
- -------------------------------
Shannon D. Radke
Principal Financial Officer

Date: November 28, 2006

<SEQUENCE>2
<FILENAME>nqcert.txt
CERTIFICATION

I, Shannon D. Radke, certify that:

1.	I have reviewed this report on Form N-Q of Viking Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and

5.	The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.


Date:  November 28, 2006

/s/ Shannon D. Radke
- -----------------------
Shannon D. Radke
Principal Executive Officer



CERTIFICATION

I, Shannon D. Radke, certify that:

1.	I have reviewed this report on Form N-Q of Viking Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and

5.	The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.


Date:  November 28, 2006

/s/ Shannon D. Radke
- -----------------------
Shannon D. Radke
Principal Financial Officer


</SEC-DOCUMENT>
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